INCOME TAXES (Tables)	12 Months Ended
Jul. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of income tax expense

Income taxes provided for the years ended July 31, 2019 and 2018 consist of the following:

	2019	2018
Current:
Federal	$—	$10,000
Deferred taxes:
Federal	456,000	(1,841,000)
State	134,000	587,000
Total provision	$590,000	$(1,244,000

Schedule of effective income tax rate reconciliation

Taxes provided for the years ended July 31, 2019 and 2018 differ from amounts which would result from applying the federal statutory tax rate to pre-tax income, as follows:

	2019	2018
Income before income taxes	$2,104,801	$1,730,141
Other-net	(17,397)	2,443
Adjusted pre-tax income	$2,087,404	$1,732,584
Statutory rate	21.00%	26.42%
Income tax provision at statutory rate	$438,355	$457,749
Remeasurement of federal deferred income taxes	—	(2,390,000)
State deferred income taxes	134,000	587,000
Other-net	17,645	101,251
Income tax provision	$590,000	$(1,244,000)

Schedule of deferred tax assets and liabilities

Significant components of the Company’s deferred tax assets and liabilities as of July 31, 2019 and 2018 are a result of temporary differences related to the items described as follows:

	2019		2018
	Deferred Tax Assets	Deferred Tax Liabilities	Deferred Tax Assets	Deferred Tax Liabilities
Rental income received in advance	$214,793	$—	$174,975	$—
Federal net operating loss carryforward	840,122	—	851,175	—
State net operating loss carryforward	670,997	—	665,934	—
Unbilled receivables	—	460,328	—	462,686
Property and equipment	—	6,362,708	—	5,916,568
Unrealized gain on marketable securities	—	297,964	—	220,746
Litigation deposit due from contractor	—	—	103,862	—
Other	299,088	—	298,054	—
	$2,025,000	$7,121,000	$2,094,000	$6,600,000
Net deferred tax liability		$5,096,000		$4,506,000

Components of deferred tax provision (benefit)

Components of the deferred tax provision (benefit) for the years ended July 31, 2019 and 2018 consist of the following:

	2019	2018
Tax depreciation exceeding book depreciation	$446,551	$(1,430,906)
Federal net operating loss carryforward	11,053	1,000,360
State net operating loss carryforward	(5,063)	(665,934)
Decrease (increase) of rental income received in advance	(39,818)	65,999
(Decrease) in unbilled receivables	(2,358)	(198,154)
Increase (decrease) in average rent payable	(25,186)	81,230
Litigation deposit due from contractor	103,862	(8,930)
Other	100,959	(97,665)
	$590,000	$(1,254,000)